Note 6 - Income Taxes (Details) - Reconciliation of the Statutory Federal Tax Rate (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the Statutory Federal Tax Rate [Abstract]0
Statutory tax rate	$ (198,000)	$ (446,000)	$ 1,036,000	$ 1,001,000
Statutory tax rate	34.00%	34.00%	34.00%	34.00%
States taxes, net of federal benefit	(35,000)	(78,000)	183,000	177,000
States taxes, net of federal benefit	6.00%	6.00%	6.00%	6.00%
Nondeductible income/expenses	(41,000)
Nondeductible income/expenses	7.10%
Other, net	6,000	(4,000)	(5,000)	23,000
Other, net	(1.10%)	0.30%	(0.20%)	0.80%
Increase in valuation allowance	$ 268,000	$ 528,000	$ 1,527,000	$ 1,147,000
Increase in valuation allowance	(46.00%)	(40.30%)	(50.10%)	(38.90%)